Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents
Cash at bank and on hand	$ 30,018	$ 31,218
Bank deposits maturing in three months or less	55,247	48,213
Cash and cash equivalents	85,265	79,431	$ 31,941	$ 38,946
US dollar
Cash and Cash Equivalents
Cash and cash equivalents	66,381	65,509
RMB
Cash and Cash Equivalents
Cash and cash equivalents	15,140	9,505
UK pound Sterling
Cash and Cash Equivalents
Cash and cash equivalents	295	408
Hong Kong dollar
Cash and Cash Equivalents
Cash and cash equivalents	$ 3,449	$ 4,009
Bank deposits maturing in three months or less | Weighted average
Cash and Cash Equivalents
Effective interest rate (in percentage)	1.06%	0.58%
Bank deposits maturing in three months or less | Minimum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	7 days	7 days
Bank deposits maturing in three months or less | Maximum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	90 days	90 days